Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Amounts Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2018
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	86,635	1,584	85,051	13,355	70,640	–	1,056
Derivative instruments	52,810	26,606	26,204	15,575	505	3,576	6,548
	139,445	28,190	111,255	28,930	71,145	3,576	7,604

Financial Liabilities
Derivative instruments	51,017	26,606	24,411	15,575	555	1,492	6,789
Securities lent or sold under repurchase agreements	68,268	1,584	66,684	13,355	53,071	–	258
	119,285	28,190	91,095	28,930	53,626	1,492	7,047
(Canadian $ in millions)							2017
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	80,948	5,901	75,047	9,382	65,044	–	621
Derivative instruments	45,064	16,113	28,951	19,909	933	2,903	5,206
	126,012	22,014	103,998	29,291	65,977	2,903	5,827

Financial Liabilities
Derivative instruments	43,917	16,113	27,804	19,909	1,263	1,642	4,990
Securities lent or sold under repurchase agreements	61,020	5,901	55,119	9,382	45,436	–	301
	104,937	22,014	82,923	29,291	46,699	1,642	5,291

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.